Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$656,966	$115,515	$—	$772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	—	122,593	236,644	—	359,237
Accounts receivable, affiliate	—	55,550	3,505	(59,055)	—
Inventories	—	311,589	235,949	—	547,538
Prepaid expenses	—	55,699	17,514	—	73,213
Other current assets	—	135,139	34,589	—	169,728
Total current assets	21	1,337,536	643,716	(59,055)	1,922,218
Restricted cash	—	69,106	—	—	69,106
Equity method investment	—	—	97,513	—	97,513
Property, plant and equipment, net	—	1,099,787	1,205,384	—	2,305,171
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,401	53,544	—	84,945
Investment in subsidiaries	3,964,578	—	—	(3,964,578)	—
Due from affiliate	—	1,797,047	—	(1,797,047)	—
Other assets, net	—	42,166	22,831	—	64,997
Total assets	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$262,550	$291,407	$—	$553,957
Accounts payable, affiliate	920	—	58,135	(59,055)	—
Accrued liabilities	5,508	142,257	100,630	—	248,395
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	11,928	404,807	450,172	(59,055)	807,852
Long-term liabilities:
Long-term debt, less current portion	856,327	—	788,567	—	1,644,894
Due to affiliate	1,797,047	—	—	(1,797,047)	—
Lease financing obligation	—	42,168	11,064	—	53,232
Deferred income tax liability, net	—	275,634	37,280	—	312,914
Deficit in subsidiaries	—	395,774	—	(395,774)	—
Other liabilities	—	63,674	4,921	—	68,595
Total long-term liabilities	2,653,374	777,250	841,832	(2,192,821)	2,079,635
Equity:
Equity - Western	1,299,297	3,194,986	373,818	(3,568,804)	1,299,297
Equity - Non-controlling interest	—	—	1,646,609	—	1,646,609
Total equity	1,299,297	3,194,986	2,020,427	(3,568,804)	2,945,906
Total liabilities and equity	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2014
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$288,986	$142,152	$—	$431,159
Accounts receivable, trade, net of a reserve for doubtful accounts	—	178,786	288,741	—	467,527
Accounts receivable, affiliate	5,035	1,710,103	2,045	(1,717,183)	—
Inventories	—	379,563	249,674	—	629,237
Prepaid expenses	—	69,580	18,835	—	88,415
Other current assets	—	128,564	23,561	—	152,125
Total current assets	5,056	2,755,582	725,008	(1,717,183)	1,768,463
Restricted cash	—	167,009	—	—	167,009
Equity method investment	—	—	96,080	—	96,080
Property, plant and equipment, net	—	983,562	1,169,627	—	2,153,189
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,586	54,366	—	85,952
Investment in subsidiaries	3,637,607	—	—	(3,637,607)	—
Other assets, net	—	67,652	14,398	—	82,050
Total assets	$3,642,663	$4,005,391	$3,348,922	$(5,354,790)	$5,642,186
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$347,133	$334,670	$—	$681,803
Accounts payable, affiliate	1,656,412	—	60,771	(1,717,183)	—
Accrued liabilities	5,506	179,922	83,021	—	268,449
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	1,667,418	527,055	478,462	(1,717,183)	955,752
Long-term liabilities:
Long-term debt, less current portion	855,537	—	619,128	—	1,474,665
Lease financing obligation	—	18,860	8,629	—	27,489
Deferred income tax liability, net	—	317,530	37,279	—	354,809
Deficit in subsidiaries	—	248,375	—	(248,375)	—
Other liabilities	—	36,530	5,297	—	41,827
Total long-term liabilities	855,537	621,295	670,333	(248,375)	1,898,790
Equity:
Equity - Western	1,119,708	2,857,041	532,191	(3,389,232)	1,119,708
Equity - Non-controlling interest	—	—	1,667,936	—	1,667,936
Total equity	1,119,708	2,857,041	2,200,127	(3,389,232)	2,787,644
Total liabilities and equity	$3,642,663	$4,005,391	$3,348,922	$(5,354,790)	$5,642,186

Condensed Income Statement [Table Text Block]
For the Year Ended December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$7,543,712	$5,602,023	$(3,358,699)	$9,787,036
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	6,358,612	4,521,462	(3,358,699)	7,521,375
Direct operating expenses (exclusive of depreciation and amortization)	—	443,010	459,915	—	902,925
Selling, general and administrative expenses	189	118,585	106,471	—	225,245
Loss (gain) and impairments on disposal of assets, net	—	620	(569)	—	51
Maintenance turnaround expense	—	2,024	—	—	2,024
Depreciation and amortization	—	99,642	105,649	—	205,291
Total operating costs and expenses	189	7,022,493	5,192,928	(3,358,699)	8,856,911
Operating income (loss)	(189)	521,219	409,095	—	930,125
Other income (expense):
Equity in earnings (loss) of subsidiaries	461,049	42,470	—	(503,519)	—
Interest income	—	389	314	—	703
Interest expense and other financing costs	(54,104)	(2,717)	(48,782)	—	(105,603)
Other, net	—	492	12,669	—	13,161
Income (loss) before income taxes	406,756	561,853	373,296	(503,519)	838,386
Provision for income taxes	—	(223,908)	(47)	—	(223,955)
Net income (loss)	406,756	337,945	373,249	(503,519)	614,431
Less net income attributed to non-controlling interests	—	—	207,675	—	207,675
Net income (loss) attributable to Western Refining, Inc.	$406,756	$337,945	$165,574	$(503,519)	$406,756
Comprehensive income attributable to Western Refining, Inc.	$406,756	$338,600	$166,861	$(503,519)	$408,698

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2014
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$11,004,242	$8,749,303	$(4,599,972)	$15,153,573
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	9,531,146	7,772,189	(4,583,372)	12,719,963
Direct operating expenses (exclusive of depreciation and amortization)	—	425,428	441,806	(16,600)	850,634
Selling, general and administrative expenses	186	114,080	111,754	—	226,020
Affiliate severance costs	—	—	12,878	—	12,878
Loss (gain) and impairments on disposal of assets, net	—	8,465	65	—	8,530
Maintenance turnaround expense	—	48,469	—	—	48,469
Depreciation and amortization	—	93,835	96,731	—	190,566
Total operating costs and expenses	186	10,221,423	8,435,423	(4,599,972)	14,057,060
Operating income (loss)	(186)	782,819	313,880	—	1,096,513
Other income (expense):
Equity in earnings (loss) of subsidiaries	630,407	51,747	—	(682,154)	—
Interest income	—	795	393	—	1,188
Interest expense and other financing costs	(70,286)	(1,044)	(25,732)	—	(97,062)
Loss on extinguishment of debt	(9)	—	—	—	(9)
Other, net	—	(604)	2,650	—	2,046
Income (loss) before income taxes	559,926	833,713	291,191	(682,154)	1,002,676
Provision for income taxes	—	(292,145)	(459)	—	(292,604)
Net income (loss)	559,926	541,568	290,732	(682,154)	710,072
Less net income attributed to non-controlling interests	—	—	150,146	—	150,146
Net income (loss) attributable to Western Refining, Inc.	$559,926	$541,568	$140,586	$(682,154)	$559,926
Comprehensive income attributable to Western Refining, Inc.	$559,926	$541,091	$140,122	$(682,154)	$558,985

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$10,387,943	$4,351,217	$(4,653,090)	$10,086,070
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	9,201,577	4,128,924	(4,640,279)	8,690,222
Direct operating expenses (exclusive of depreciation and amortization)	—	365,840	170,807	(12,811)	523,836
Selling, general and administrative expenses	185	110,727	26,119	—	137,031
Loss (gain) and impairments on disposal of assets, net	—	(4,999)	10	—	(4,989)
Maintenance turnaround expense	—	50,249	—	—	50,249
Depreciation and amortization	—	90,593	27,255	—	117,848
Total operating costs and expenses	185	9,813,987	4,353,115	(4,653,090)	9,514,197
Operating income (loss)	(185)	573,956	(1,898)	—	571,873
Other income (expense):
Equity in earnings (loss) of subsidiaries	391,526	(42,479)	—	(349,047)	—
Interest income	—	697	49	—	746
Interest expense and other financing costs	(68,574)	(802)	(5,205)	—	(74,581)
Loss on extinguishment of debt	(46,773)	—	—	—	(46,773)
Other, net	—	392	1,822	—	2,214
Income (loss) before income taxes	275,994	531,764	(5,232)	(349,047)	453,479
Provision for income taxes	—	(153,830)	(95)	—	(153,925)
Net income (loss)	275,994	377,934	(5,327)	(349,047)	299,554
Less net income attributed to non-controlling interests	—	—	23,560	—	23,560
Net income (loss) attributable to Western Refining, Inc.	$275,994	$377,934	$(28,887)	$(349,047)	$275,994
Comprehensive income (loss) attributable to Western Refining, Inc.	$275,994	$378,621	$(28,750)	$(349,047)	$276,818

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$87,364	$433,863	$502,676	$(180,820)	$843,083
Cash flows from investing activities:
Capital expenditures	—	(157,600)	(134,820)	1,557	(290,863)
Contributions to affiliate	—	(178,243)	—	178,243	—
Proceeds from the sale of assets	—	2,028	643	(1,557)	1,114
Increase in restricted cash	—	(170,000)	—	—	(170,000)
Use of restricted cash	—	267,903	—	—	267,903
Net cash provided by (used in) investing activities	—	(235,912)	(134,177)	178,243	(191,846)
Cash flows from financing activities:
Additions to long-term debt	—	—	300,000	—	300,000
Payments on long-term debt and capital lease obligations	(5,500)	(842)	(1,026)	—	(7,368)
Borrowings on revolving credit facility	—	—	145,000	—	145,000
Repayments of revolving credit facility	—	—	(269,000)	—	(269,000)
Contributions from affiliate	152,347	—	25,896	(178,243)	—
Distribution to non-controlling interest holders	—	—	(238,366)	—	(238,366)
Deferred financing costs	—	—	(6,820)	—	(6,820)
Distribution to affiliate	—	—	(180,820)	180,820	—
Purchases of common stock for treasury	(105,000)	—	—	—	(105,000)
Dividends paid	(129,211)	—	—	—	(129,211)
Convertible debt redemption	—	—	—	—	—
Distribution to Western Refining, Inc.	—	170,000	(170,000)	—	—
Excess tax benefit from stock-based compensation	—	871	—	—	871
Net cash provided by (used in) financing activities	(87,364)	170,029	(395,136)	2,577	(309,894)
Net increase (decrease) in cash and cash equivalents	—	367,980	(26,637)	—	341,343
Cash and cash equivalents at beginning of year	21	288,986	142,152	—	431,159
Cash and cash equivalents at end of year	$21	$656,966	$115,515	$—	$772,502

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2014
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(54,846)	$520,972	$403,087	$(131,580)	$737,633
Cash flows from investing activities:
Capital expenditures	—	(99,204)	(124,067)	—	(223,271)
Proceeds from the sale of assets	—	1,260	676	—	1,936
Return of capital from equity method investment	—	—	7,480	—	7,480
Contributions to affiliate	—	(678,628)	(93,546)	772,174	—
Increase in restricted cash	—	(320,000)	—	—	(320,000)
Use of restricted cash	—	152,991	—	—	152,991
Net cash provided by (used in) investing activities	—	(943,581)	(209,457)	772,174	(380,864)
Cash flows from financing activities:
Additions to long-term debt	—	—	79,311	—	79,311
Payments on long-term debt and capital lease obligations	(5,759)	—	(313)	—	(6,072)
Borrowings on revolving credit facility	—	—	269,000	—	269,000
Contributions from affiliate	618,564	93,546	60,064	(772,174)	—
Distribution to non-controlling interest holders	—	—	(173,637)	—	(173,637)
Deferred financing costs	(4,182)	—	(5,467)	—	(9,649)
Distribution to affiliate	—	—	(131,580)	131,580	—
Purchases of common stock for treasury	(259,222)	—	—	—	(259,222)
Dividends paid	(293,746)	—	—	—	(293,746)
Convertible debt redemption	(809)	—	—	—	(809)
Distribution to Western Refining, Inc.	—	320,000	(320,000)	—	—
Excess tax benefit from stock-based compensation	—	1,144	—	—	1,144
Net cash provided by (used in) financing activities	54,846	414,690	(222,622)	(640,594)	(393,680)
Net decrease in cash and cash equivalents	—	(7,919)	(28,992)	—	(36,911)
Cash and cash equivalents at beginning of year	21	296,905	171,144	—	468,070
Cash and cash equivalents at end of year	$21	$288,986	$142,152	$—	$431,159

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$541,738	$(149,406)	$48,821	$—	$441,153
Cash flows from investing activities:
Capital expenditures	—	(112,968)	(92,709)	—	(205,677)
Proceeds from the sale of assets	—	7,439	36	—	7,475
Return of capital from equity method investment	—	—	1,140	—	1,140
Northern Tier Energy acquisition, net of cash acquired	(775,000)	—	76,177	—	(698,823)
Contributions to affiliate	—	(155,347)	—	155,347	—
Net cash provided by (used in) investing activities	(775,000)	(260,876)	(15,356)	155,347	(895,885)
Cash flows from financing activities:
Additions to long-term debt	900,000	—	—	—	900,000
Payments on long-term debt and capital lease obligations	(325,163)	—	(206)	—	(325,369)
Repayments of revolving credit facility	—	—	(50,000)	—	(50,000)
Distribution to non-controlling interest holders	—	—	(28,575)	—	(28,575)
Debt retirement fees	(24,396)	—	—	—	(24,396)
Deferred financing costs	(26,030)	—	(2,616)	—	(28,646)
Contributions from affiliate	14,538	—	140,809	(155,347)	—
Purchases of common stock for treasury	(252,841)	—	—	—	(252,841)
Dividends paid	(52,489)	—	—	—	(52,489)
Convertible debt redemption	(357)	—	—	—	(357)
Net proceeds from issuance of WNRL common units	—	—	323,146	—	323,146
Distribution to Western Refining, Inc.	—	244,884	(244,884)	—	—
Excess tax benefit from stock-based compensation	—	8,362	—	—	8,362
Net cash provided by (used in) financing activities	233,262	253,246	137,674	(155,347)	468,835
Net increase (decrease) in cash and cash equivalents	—	(157,036)	171,139	—	14,103
Cash and cash equivalents at beginning of year	21	453,941	5	—	453,967
Cash and cash equivalents at end of year	$21	$296,905	$171,144	$—	$468,070

Condensed Financial Statements [Table Text Block]
Due to the change in the guarantor structure resulting from the TexNew Mex Pipeline Transaction, we have revised the condensed consolidating financial information for all periods presented. See Note 29, Western Refining Logistics, LP, for additional information on this transaction. The application of this adjustment to the prior year condensed consolidating financial information is summarized as follows:
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2014
(In thousands)

	As Previously Reported	Adjustment	Revised
Parent	$3,637,607	$—	$3,637,607
Guarantor subsidiaries	(354,686)	106,311	(248,375)
Non-guarantor subsidiaries	—	—	—
Eliminations	(3,282,921)	(106,311)	(3,389,232)
Investment (deficit) in subsidiaries	$—	$—	$—

Parent	$3,676,126	$(33,463)	$3,642,663
Guarantor subsidiaries	4,118,796	(113,405)	4,005,391
Non-guarantor subsidiaries	3,242,338	106,584	3,348,922
Eliminations	(5,354,702)	(88)	(5,354,790)
Total assets	$5,682,558	$(40,372)	$5,642,186

Parent	$2,556,418	$(33,463)	$2,522,955
Guarantor subsidiaries	1,261,755	(113,405)	1,148,350
Non-guarantor subsidiaries	1,148,522	273	1,148,795
Eliminations	(2,071,781)	106,223	(1,965,558)
Total liabilities	$2,894,914	$(40,372)	$2,854,542

Parent	$1,119,708	$—	$1,119,708
Guarantor subsidiaries	2,857,041	—	2,857,041
Non-guarantor subsidiaries	2,093,816	106,311	2,200,127
Eliminations	(3,282,921)	(106,311)	(3,389,232)
Total equity	$2,787,644	$—	$2,787,644

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2014
(In thousands)

	As Previously Reported	Adjustment	Revised
Parent	$630,407	$—	$630,407
Guarantor subsidiaries	55,944	(4,197)	51,747
Non-guarantor subsidiaries	—	—	—
Eliminations	(686,351)	4,197	(682,154)
Equity in earnings (loss) of subsidiaries	$—	$—	$—

Parent	559,926	—	559,926
Guarantor subsidiaries	541,568	—	541,568
Non-guarantor subsidiaries	144,783	(4,197)	140,586
Eliminations	(686,351)	4,197	(682,154)
Net income (loss) attributable to Western Refining, Inc.	$559,926	$—	$559,926

Parent	$559,926	$—	$559,926
Guarantor subsidiaries	541,091	—	541,091
Non-guarantor subsidiaries	144,319	(4,197)	140,122
Eliminations	(686,351)	4,197	(682,154)
Comprehensive income attributable to Western Refining, Inc.	$558,985	$—	$558,985

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2013
(In thousands)

	As Previously Reported	Adjustment	Revised
Parent	$391,526	$—	$391,526
Guarantor subsidiaries	(41,546)	(933)	(42,479)
Non-guarantor subsidiaries	—	—	—
Eliminations	(349,980)	933	(349,047)
Equity in earnings (loss) of subsidiaries	$—	$—	$—

Parent	275,994	—	275,994
Guarantor subsidiaries	377,934	—	377,934
Non-guarantor subsidiaries	(27,954)	(933)	(28,887)
Eliminations	(349,980)	933	(349,047)
Net income (loss) attributable to Western Refining, Inc.	$275,994	$—	$275,994

Parent	$275,994	$—	$275,994
Guarantor subsidiaries	378,621	—	378,621
Non-guarantor subsidiaries	(27,817)	(933)	(28,750)
Eliminations	(349,980)	933	(349,047)
Comprehensive income attributable to Western Refining, Inc.	$276,818	$—	$276,818

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2014
(In thousands)

	As Previously Reported	Adjustment	Revised
Parent	$(54,846)	$—	$(54,846)
Guarantor subsidiaries	517,756	3,216	520,972
Non-guarantor subsidiaries	406,303	(3,216)	403,087
Eliminations	(131,580)	—	(131,580)
Net cash provided by (used in) operating activities	$737,633	$—	$737,633

Parent	—	—	—
Guarantor subsidiaries	(940,365)	(3,216)	(943,581)
Non-guarantor subsidiaries	(152,609)	(56,848)	(209,457)
Eliminations	712,110	60,064	772,174
Net cash provided by (used in) investing activities	$(380,864)	$—	$(380,864)

Parent	$54,846	$—	$54,846
Guarantor subsidiaries	414,690	—	414,690
Non-guarantor subsidiaries	(282,686)	60,064	(222,622)
Eliminations	(580,530)	(60,064)	(640,594)
Net cash provided by (used in) financing activities	$(393,680)	$—	$(393,680)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2013
(In thousands)

	As Previously Reported	Adjustment	Revised
Parent	$541,154	$584	$541,738
Guarantor subsidiaries	(152,532)	3,126	(149,406)
Non-guarantor subsidiaries	52,531	(3,710)	48,821
Eliminations	—	—	—
Net cash provided by (used in) operating activities	$441,153	$—	$441,153

Parent	(775,000)	—	(775,000)
Guarantor subsidiaries	(257,750)	(3,126)	(260,876)
Non-guarantor subsidiaries	(2,929)	(12,427)	(15,356)
Eliminations	139,794	15,553	155,347
Net cash provided by (used in) investing activities	$(895,885)	$—	$(895,885)

Parent	$233,846	$(584)	$233,262
Guarantor subsidiaries	253,246	—	253,246
Non-guarantor subsidiaries	121,537	16,137	137,674
Eliminations	(139,794)	(15,553)	(155,347)
Net cash provided by (used in) financing activities	$468,835	$—	$468,835